Schedule I - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Current assets
Cash and cash equivalents	$ 60,526	$ 53,677
Prepayment and other current assets	10,439	5,893
Amount due from subsidiaries		208
Total current assets	119,835	85,822
Non-current assets
Long-term investment	43,631	3,079
Total non-current assets	104,716	63,098
Total assets	224,551	148,920	$ 174,120
Current liabilities
Accrued expenses and other liabilities	38,767	30,564
Amount due to subsidiaries	1,648
Bank borrowing	29,965	15,551
Total current liabilities	128,710	88,617
Total liabilities	151,739	92,448
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,729,773 and 131,854,773 shares issued and outstanding at September 30, 2016 and 2017, respectively)	13	13
Additional paid-in capital	19,097	15,697
Accumulated other comprehensive loss	(3,367)	(3,418)
Retained earnings	33,040	32,944
Total equity	48,783	45,236
Total liabilities and equity	224,551	148,920
Parent Company
Current assets
Cash and cash equivalents	6,021	1,685	9,453	$ 11,740
Prepayment and other current assets	271	283
Amount due from subsidiaries	10,272	9,009
Total current assets	16,564	10,977
Non-current assets
Long-term investment	911
Investment in subsidiaries	150,935	132,150
Total non-current assets	151,846	132,150
Total assets	168,410	143,127
Current liabilities
Accrued expenses and other liabilities	1,521	258
Amount due to subsidiaries	88,141	82,082
Bank borrowing	29,965	15,551
Total current liabilities	119,627	97,891
Total liabilities	119,627	97,891
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,729,773 and 131,854,773 shares issued and outstanding at September 30, 2016 and 2017, respectively)	13	13
Additional paid-in capital	19,097	15,697
Accumulated other comprehensive loss	(3,367)	(3,418)
Retained earnings	33,040	32,944
Total equity	48,783	45,236	$ 90,809	$ 98,410
Total liabilities and equity	168,410	143,127
Parent Company | Investments In Subsidiaries And Equity Method Investees
Non-current assets
Investment in subsidiaries	$ 150,935	$ 132,150